INVENTORIES, NET (Tables)	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES, NET

	As of
	December 31,	June 30,	June 30,
	2023	2024	2024
	SGD	SGD	USD

Goods for retail sales	993,506	1,213,381	893,177
Less: reserve for obsolete inventories	(103,599)	(103,599)	(76,260)
	889,907	1,109,782	816,917